Note 6 Changes in loss allowances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Loss allowances of loans and advances at amortised cost at the beginning of the period	€ (11,316)	€ (11,291)
Increase in loss allowances charged to income	(6,149)	(9,366)
Decrease in loss allowances charged to income	3,305	5,072
Transfer To Written Off Loans Exchange Differences And Other	2,918	4,270
Loss allowances of loans and advances at amortised cost at the end of the period	(11,242)	(11,316)
Stage 1 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(949)	(1,738)
Decrease in loss allowances charged to income	840	1,389
Stage 2 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(886)	(1,940)
Decrease in loss allowances charged to income	908	1,317
Stage 3 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(4,314)	(5,688)
Decrease in loss allowances charged to income	€ 1,557	€ 2,366